Note 45 (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Balances arising from transactions with entities of the group [Table Text Block]
The balances of the main captions in the condensed consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

BALANCES ARISING FROM TRANSACTIONS WITH ENTITIES RELATED TO THE GROUP (MILLIONS OF EUROS)

	June 2026	December 2025
Assets
Loans and advances to credit institutions	44	38
Loans and advances to customers	485	632
Debt securities	2	4
Liabilities
Deposits from credit institutions	1	1
Customer deposits	88	109
Memorandum accounts
Financial guarantees given	83	100
Other commitments given	577	625
Loan commitments given	6	82

Balances of consolidated income statement arising from transactions with entities of the group [Table Text Block]
The balances of the main aggregates in the condensed consolidated income statements resulting from transactions with associates and joint venture entities are as follows:

BALANCES OF CONSOLIDATED INCOME STATEMENT ARISING FROM TRANSACTIONS WITH ENTITIES RELATED TO THE GROUP (MILLIONS OF EUROS)

	June 2026	June 2025
Income statement
Interest and other income	21	14
Interest expense	1	1
Fee and commission income	3	3
Fee and commission expense	32	14

Transactions with members of the Board of Directors and Senior Management [Table Text Block]
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

BALANCE (THOUSANDS OF EUROS)

	June 30, 2026				December 31, 2025
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	1,738	1,798	4,558	946	1,741	204	5,285	369
Bank guarantees	—	—	10	—	—	—	10	—
(1) Excluding executive directors.